Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0001157842
Registrant Name	COHEN & STEERS QUALITY INCOME REALTY FUND INC
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES